Fair Value Measurements (Schedule of Quantitative Information about Level 3 Fair Value Measurements) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Fair Value Measurements [Abstract]
Derivatives	$ 1,848,566	$ 1,295,613